Debt (Line of Credit) (Details) - USD ($)	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Oct. 17, 2018
Line of Credit Facility [Line Items]
Revolving line of credit		$ 18,500,000	$ 20,000,000
Revolving Credit Facility | Pinnacle Bank | Second Amendment
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 20,000,000.0
Revolving line of credit		18,500,000
Revolving Credit Facility | Pinnacle Bank | Line of Credit
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity		12,000,000.0
Line of credit, maximum borrowing capacity upon satisfaction of certain conditions		$ 20,000,000.0
Revolving line of credit			$ 20,000,000.0
Interest rate		4.50%
Line of credit, unused capacity, commitment fee percentage	0.25%
Revolving Credit Facility | Pinnacle Bank | Line of Credit | Minimum
Line of Credit Facility [Line Items]
Interest rate		1.75%
Revolving Credit Facility | Pinnacle Bank | Line of Credit | Maximum
Line of Credit Facility [Line Items]
Interest rate		2.75%